Income Taxes - Reconciliation of U.S. Federal Provision at Statutory Rate to the Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
U.S. federal provision at statutory rate			21.00%	21.00%	21.00%
State income taxes, net of federal benefit			1.50%	1.30%	7.40%
Foreign income taxes at rates other than the U.S. rate			0.00%	(0.40%)	(0.10%)
Tax credits			3.00%	6.70%	4.50%
Withholding taxes			(1.70%)	(1.50%)	0.00%
Permanent items			(1.40%)	(0.20%)	(0.70%)
Uncertain tax benefits			(0.20%)	(0.20%)	(0.50%)
2019 CARES Act impact			4.30%	0.00%	0.00%
Prior year return to provision adjustments			(1.70%)	(0.10%)	0.20%
Change in Valuation Allowance			(22.00%)	(25.70%)	(43.20%)
Other			(0.10%)	0.10%	(0.50%)
Income Taxes Provision (Benefit)	(0.70%)	22.20%	2.70%	1.00%	(11.90%)